Commitments and Contingencies - Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Operating Lease Liabilities Payments Due [Abstract]
2020	$ 3,819
2021	3,774			$ 4,093
2022	3,785			4,016
2023	3,839			4,069
2024	3,712			3,730
Thereafter	3,606			3,602
Total lease payments	22,535			$ 22,616
Rent expense under noncancelable operating leases	$ 3,600	$ 2,300	$ 2,100